Segment Reporting - Schedule of Significant Revenues and Expenses Provided to CODM (Details) - USD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenues
Total revenues		$ 198,831,080	$ 131,493,350	$ 358,759,096	$ 248,862,185
Segment expenses
Technology and development		22,157,376	19,140,449	46,018,198	36,065,341
Marketing and branding		35,046,209	30,300,834	84,457,375	53,291,872
General and administrative		51,823,929	50,976,724	102,465,372	84,597,444
Total operating expenses		153,376,176	135,218,723	315,682,747	232,000,829
Other expense, net		10,768,430	17,659,796	21,200,591	18,749,213
Provision for income taxes		10,343,085	6,999,777	19,270,241	13,558,002
Net income (loss)		24,343,389	(28,384,946)	2,605,517	(15,445,859)
Chief Operating Decision Maker (CODM) [Member]
Segment expenses
Brokerage and transaction		44,348,662	34,800,716	82,741,802	58,046,172
Technology and development	[1]	20,573,843	17,554,435	40,309,088	32,980,484
Marketing and branding	[1]	34,566,602	29,719,577	83,723,532	52,400,406
General and administrative	[1]	36,751,872	26,174,593	74,571,553	53,535,320
Other segment items	[2]	17,135,197	26,969,402	34,336,772	35,038,447
Total operating expenses		153,376,176	135,218,723	315,682,747	232,000,829
Operating income (loss)		45,454,904	(3,725,373)	43,076,349	16,861,356
Other expense, net		10,768,430	17,659,796	21,200,591	18,749,213
Provision for income taxes		10,343,085	6,999,777	19,270,241	13,558,002
Equity and Option Order Flow Rebates [Member]
Revenues
Total revenues		112,961,852	68,688,838	197,354,691	132,800,020
Interest Related Income [Member]
Revenues
Total revenues		42,752,379	36,286,533	82,802,757	67,426,597
Handling Charge Income [Member]
Revenues
Total revenues		34,780,092	20,105,503	61,192,834	37,652,513
Other Revenues [Member]
Revenues
Total revenues		$ 8,336,757	$ 6,412,476	$ 17,408,814	$ 10,983,055

[1]	Excludes share-based compensation. See Note 12 -Expenses for operating expense allocation.
[2]	Other segment items represent share-based compensation.